Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables - Trade Receivables [Member] - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate
Gross carrying amount	$ 28,553	$ 49,519
Loss allowance		$ 30,055
Current [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	0.00%	0.60%
Gross carrying amount	$ 23,801	$ 2,820
Loss allowance		$ 17
1-30 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	0.00%	8.06%
Gross carrying amount	$ 4,752	$ 1,055
Loss allowance		$ 85
31-60 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	13.07%	0.00%
Gross carrying amount
Loss allowance
61-90 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	21.88%	23.35%
Gross carrying amount		$ 14,476
Loss allowance		$ 3,380
91-120 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	34.09%	38.30%
Gross carrying amount		$ 7,447
Loss allowance		$ 2,852
121+ [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	53.58%	100.00%
Gross carrying amount		$ 23,721
Loss allowance		$ 23,721